Consolidated Statements of Condition - USD ($)	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and due from banks	$ 14,947,690	$ 22,405,730
Interest bearing deposits with other banks	42,267,777	61,481,223
Securities available for sale, at fair value (amortized cost of $267,308,756 in 2015 and $178,392,462 in 2014)	267,264,403	179,745,130
Securities held to maturity, at book value (fair value of $169,045,835 in 2015 and $216,745,438 in 2014)	161,043,404	206,817,169
Loans, net of allowance for loan losses of $6,473,703 in 2015 and $6,542,326 in 2014	423,108,391	384,417,508
Bank premises, furniture, fixtures and equipment, net	18,655,691	19,240,230
Other real estate owned, net	3,572,744	4,051,561
Accrued interest receivable	3,928,106	3,869,937
Cash surrender value of life insurance	23,133,644	22,347,601
Deferred tax assets	9,165,417	10,128,741
Other assets	6,417,275	6,555,851
Total assets	973,504,542	921,060,681
Deposits
Non-interest bearing deposits	148,724,257	145,729,932
Interest bearing deposits	604,680,531	550,363,962
Total deposits	753,404,788	696,093,894
Securities sold under agreement to repurchase	104,298,182	114,426,770
Federal Home Loan Bank advances	20,000,000	20,000,000
Accrued interest payable	179,995	190,717
Deferred compensation payable	7,718,624	7,209,694
Other liabilities	1,477,617	1,281,820
Total liabilities	887,079,206	839,202,895
Stockholders' equity
Common stock, $.20 par value, authorized 22,500,000 shares; 4,875,079 shares issued and outstanding at December 31, 2015 and 4,877,614 shares issued and outstanding at December 31, 2014	975,016	975,482
Additional paid-in capital	3,617,279	3,861,717
Accumulated other comprehensive loss, net of tax benefit of ($4,233,473) in 2015 and ($5,283,048) in 2014	(7,116,319)	(8,880,620)
Retained earnings	88,949,360	85,901,207
Total stockholders' equity	86,425,336	81,857,786
Total liabilities and stockholders' equity	$ 973,504,542	$ 921,060,681